Accounts receivable - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Impairment loss recognised in profit or loss, trade receivables	€ 15	€ 19	€ 8
Gross value of overdue receivables	468	650	689
Derecognized receivables	€ 0	€ 14	€ 761